Shareholders' Equity - Additional Information (Details) - USD ($)			12 Months Ended
	Nov. 30, 2021	May 31, 2021	Dec. 31, 2022
Shareholders' Equity
Value of shares authorized			$ 450,000
Description of voting rights			one vote
Percentage of stock dividends distributed	8.00%	9.00%
Common Shares
Shareholders' Equity
Number of shares authorized			300,000,000
Par value of shares authorized			$ 0.001
Preferred Shares
Shareholders' Equity
Number of shares authorized			150,000,000
Par value of shares authorized			$ 0.001